ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended		11 Months Ended	12 Months Ended
	Aug. 31, 2016 CNY (¥) shares	May 02, 2016 USD ($) $ / shares shares	May 02, 2016 CNY (¥) shares	Dec. 14, 2015 USD ($)	Nov. 18, 2015 shares	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Nov. 17, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) Vote $ / shares shares	Dec. 31, 2016 CNY (¥) Vote shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 14, 2015 CNY (¥)	Nov. 04, 2015 USD ($) $ / shares shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Number of votes per share | Vote											1	1
Ordinary share capital value authorized | $																$ 30
Ordinary share, shares authorized | shares											3,000,000,000	3,000,000,000		3,000,000,000		3,000,000,000
Ordinary share, par value (in USD per share) | $ / shares											$ 0.00001		$ 0.00001			$ 0.00001
Ordinary share, shares issued | shares											1,377,708,575	1,377,708,575		1,000,000,000		1,000,000,000
Ordinary share, value issued											$ 13	¥ 90		¥ 65		$ 10
Shareholder loan														118,880
Capital injection						¥ 254,298				¥ 16,000
Issuance of ordinary shares								¥ 65	¥ 660,166
IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Per share value of shares issued (in dollars per share) | $ / shares		$ 13.5
Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Per share value of shares issued (in dollars per share) | $ / shares		$ 13.5
ADSs | IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		7,500,000	7,500,000
ADSs | Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		740,741	740,741
Ordinary Shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares					1,000,000,000
Issuance of ordinary shares		$ 1,648	¥ 10					¥ 65	¥ 11
Shares issued from exercise of stock option and RSUs | shares									12,002,820
Ordinary Shares | IPO
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		150,000,000	150,000,000
Ordinary Shares | Private placement
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Issuance of ordinary shares (in shares) | shares		14,814,815	14,814,815
Additional paid-in capital
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Capital injection				$ 39,390		¥ 254,298
Issuance of ordinary shares			¥ 660,160						¥ 660,155
Value of shares issued from exercise of stock option and RSUs									¥ 10,750
Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Paid up capital														¥ 125,000
Gold Master HK
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Fair value of total consideration transferred	¥ 1,427,871
Ownership percentage acquired	100.00%
Ordinary shares issued | shares	200,890,940
Additional paid-in capital in Gold Master HK acquisition	¥ 1,146,252
Rong Jin Hui Yin
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Paid up capital												¥ 100,000
Qian Zhong Su | Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Fair value of total consideration transferred							¥ 107,260
Founding Shareholders
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Shareholder loan				$ 39,390											¥ 254,300